Business combinations, Acquisition of GWAVA Inc. (Details) $ in Thousands		Sep. 30, 2016 USD ($) Country Employee User Organisation Partner	Oct. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill			$ 4,863,962	$ 392,436
Consideration			6,530,832	299,061
Consideration satisfied by [Abstract]
Cash			16,662	299,061
Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			(2,490,868)	147,878
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			$ 4,157,738	(241,253)
GWAVA Inc. [Member]
Acquisition [Abstract]
Acquisition transaction costs		$ 1,500
Number of countries | Country		60
Number of customer organisations | Organisation		3,000
Number of business partners | Partner		1,000
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		$ 5,330
Intangible assets - other		0
Property, plant and equipment		195
Trade and other receivables		3,096
Cash and cash equivalents		2,389
Trade and other payables		(1,331)
Deferred income - short-term		(3,770)
Deferred income - long-term		(817)
Deferred tax liabilities		(1,412)
Net (liabilities)/assets		3,680
Goodwill		12,767		12,767
Consideration		16,447		16,447
Consideration satisfied by [Abstract]
Cash		$ 16,447		16,447
GWAVA Inc. [Member] | Bottom of Range [Member]
Acquisition [Abstract]
Number of users | User		1,000,000
GWAVA Inc. [Member] | US, Canada and Germany [Member]
Acquisition [Abstract]
Number of employees | Employee		90
GWAVA Inc. [Member] | Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		$ 0
Intangible assets - other		1,180
Property, plant and equipment		195
Trade and other receivables		3,096
Cash and cash equivalents		2,389
Trade and other payables		(1,331)
Deferred income - short-term		(4,094)
Deferred income - long-term		(817)
Deferred tax liabilities		0
Net (liabilities)/assets		618		618
GWAVA Inc. [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased	[1]	5,330
Intangible assets - other	[2]	(1,180)
Property, plant and equipment		0
Trade and other receivables		0
Cash and cash equivalents		0
Trade and other payables		0
Deferred income - short-term	[3]	324
Deferred income - long-term		0
Deferred tax liabilities	[4]	(1,412)
Net (liabilities)/assets		3,062		$ 3,062
GWAVA Inc. [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		4,075
GWAVA Inc. [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		544
GWAVA Inc. [Member] | Fair Value Adjustments [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		$ 711

[1]	Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of GWAVA Inc.;
[2]	Other intangible assets relating to historic IP has been written down to nil;
[3]	Deferred income has been valued taking account of the remaining performance obligations; and
[4]	A deferred tax liability has been established relating to the purchase of intangibles.